Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 848,658	$ 1,336,879	$ 1,507,792
Impairment of long-lived assets
Impairment due to disposal of property, plant and equipment		$ 1,791,418	$ 22,327